Leases (Supplemental Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Long-term right-of-use assets	$ 16,120	$ 16,632
Current portion of operating lease obligation	2,049	2,354
Operating lease obligation, net of current portion	20,968	21,867
Total operating lease liabilities	$ 23,017	$ 24,221